CREDIT AGREEMENT (Schedule of Payments on Term Debt) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
2017	$ 23,750
2018	23,750
2019	23,750
2020	47,500
2021	356,250
Total	$ 475,000